Net Loss From Continuing Operations	12 Months Ended
Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
NET LOSS FROM CONTINUING OPERATIONS	NET LOSS FROM CONTINUING OPERATIONS
a.Finance costs

	For the Year Ended December 31
	2022	2021	2020
Interest expense on bank loans	$8,694	$6,672	$4,713
Interest expense on bonds	2,637	3,886	4,460
Interest expense on lease liabilities	440	530	581
Modification loss on bank loans	900	—	—
	$12,671	$11,088	$9,754
b.Finance income

	For the Year Ended December 31
	2022	2021	2020
Interest income on deposits	$2,870	$572	$775
Others	72	53	114
	$2,942	$625	$889
c.Other income

	For the Year Ended December 31
	2022	2021	2020
Income related to government grants	$5,682	$5,446	$2,861
Others	709	4,065	2,318
	$6,391	$9,511	$5,179
d.Other losses, net

	For the Year Ended December 31
	2022	2021	2020
Foreign exchange losses, net	$(1,719)	$(641)	$(1,160)
Losses on disposal of property, plant and equipment	(975)	(328)	(91)
Others	(483)	(658)	(295)
	$(3,177)	$(1,627)	$(1,546)
e.Gains (losses) on financial liabilities at FVTPL

	For the Year Ended December 31
	2022	2021	2020
Gains on earnout liabilities	$110,276	$—	$—
Gains on earn-in liabilities	61,124	—	—
Gains on warrant liabilities	34,825	—	—
Losses on redeemable preferred shares	(287)	(7,465)	(8,612)
	$205,938	$(7,465)	$(8,612)
f.Depreciation and amortization expenses

	For the Year Ended December 31
	2022	2021	2020
Depreciation expenses of property, plant and equipment	$81,040	$81,489	$66,605
Depreciation expenses of right-of-use assets	12,835	12,287	11,066
Amortization expenses of intangible assets	932	1,043	896
	$94,807	$94,819	$78,567

An analysis of depreciation expenses by function
Costs of revenues	$85,147	$84,878	$69,197
Operating expenses
Sales and marketing	3,076	2,863	2,878
General and administrative	4,339	4,606	4,474
Research and development	1,313	1,429	1,122
	$93,875	$93,776	$77,671

An analysis of amortization expenses by function
Costs of revenues	$73	$94	$77
Operating expenses
Sales and marketing	183	158	68
General and administrative	187	280	376
Research and development	489	511	375
	$932	$1,043	$896
g.Impairment losses (reversal of impairment losses)

	For the Year Ended December 31
	2022	2021	2020
Impairment losses (reversal of impairment losses) on inventories	$3,045	$(639)	$3,059
Impairment losses on trade receivables	523	519	642
	$3,568	$(120)	$3,701
h.Employee benefits expenses

	For the Year Ended December 31
	2022	2021	2020
Short-term employee benefits	$69,806	$70,205	$66,913
Defined contribution plans	3,064	2,982	2,985
Termination benefits	2,546	86	292
Share-based payments	37,907	5,038	—
	$113,323	$78,311	$70,190

An analysis of employee benefits expenses by function
Costs of revenues	$29,668	$24,417	$23,007
Operating expenses
Sales and marketing	21,580	17,457	17,700
General and administrative	27,684	13,908	11,141
Research and development	34,391	22,529	18,342
	$113,323	$78,311	$70,190